SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Small-Cap Growth Portfolio – At a meeting held on June 18, 2025, the Board of Trustees of the Pacific Select Fund (the “Trust”), including a majority of the Independent Trustees, approved Goldman Sachs Asset Management, L.P. (“GSAM”) to serve as the sub-adviser of the Small-Cap Growth Portfolio effective November 1, 2025, replacing MFS Investment Management.

In connection with this sub-adviser change, certain principal investment strategies of the Small-Cap Growth Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Small-Cap Growth Portfolio may be sold and new investments purchased in accordance with recommendations by GSAM. Pacific Life Fund Advisors LLC, the investment adviser to the Small-Cap Growth Portfolio, may begin this transitioning prior to November 1, 2025 utilizing the principal investment strategies described below.

Disclosure Changes to the Fund Summaries section

Growth Portfolio – The Board of Trustees of the Growth Portfolio approved a proposal to reclassify the fund from “diversified” to “non-diversified.” This proposal is subject to approval by the shareholders of the Growth Portfolio at a special shareholder meeting expected to be held on August 20, 2025. Proxy materials describing the proposal and the rationale for the proposal will be sent to shareholders of the Growth Portfolio on or about July 23, 2025. No assurance can be given that shareholder approval will occur.

If approved, the reclassification would take effect as soon as practicable following the special shareholder meeting, and the Prospectus and Statement of Additional Information (“SAI”) will be updated as of that effective date to reflect the non-diversified status and the risks related to operating as a non-diversified fund as described below for prospectus disclosures and as described in the SAI supplement dated June 23, 2025 for SAI disclosures.

The following paragraph will be added prior to the last paragraph of the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In the Principal Risks subsection, Non-Diversification Risk will be added after Mid-Capitalization Companies Risk. The disclosure for this new risk is as follows:

●	Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Other than the proxy materials, assuming the proposed diversification change is approved by shareholders, no further notification will be sent to shareholders. However, if this change is not approved, the Fund will remain diversified and shareholders will be notified accordingly.

In addition, in the Management subsection, the following is added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Tim Dittmer                           Since 2025

In addition, effective June 1, 2026, information regarding portfolio manager Eric Fischman will be deleted.

Equity Index, Small-Cap Equity and Small-Cap Index Portfolios (BlackRock Investment Management, LLC table) – Effective June 30, 2025, in the Management subsection, information regarding Paul Whitehead will be deleted and the following will be added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025

Small-Cap Growth Portfolio – Effective November 1, 2025, the following changes will be made:

The Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of companies included in the Russell 2000 Growth Index (which measures the performance of the small-capitalization growth segment of the U.S. equity universe) at the time of investment. As of March 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $1.2 million to $15.4 billion. As of March 31, 2025, the weighted average market capitalization of the Fund was approximately $6.3 billion.

The sub-adviser focuses on investing the Fund’s assets, under normal circumstances, in companies that are considered by the sub-adviser to be positioned for long-term growth (“growth companies”).

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2024, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The sub-adviser will also consider the valuation of companies when determining whether to buy and/or sell securities. The sub-adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, when a company is deemed to be misallocating capital, or if a company no longer fits within the Fund’s definition of a small-cap company.

The Fund may lend its portfolio holdings to certain financial institutions.

In the Principal Risks subsection, Currency Risk and Foreign (Non-U.S.) Markets Risk will be deleted and Liquidity Risk will be moved below Consumer Non-Cyclical Sector Risk.

In the Performance subsection, the first sentence of the last paragraph will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. began managing the Fund on November 1, 2025.

In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table, and the paragraph immediately preceding this table, will be deleted and replaced with the following:

Sub-Adviser — Goldman Sachs Asset Management, L.P. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Jessica Katz, Vice President	Since 2025

Gregory Tuorto, Managing Director	Since 2025

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection for both of these Funds, the last sentence of the sixth paragraph and the first sentence of the seventh paragraph of subsection (2) ESG Underlying Fund Oversight are deleted and replaced with the following:

To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows:

i)	An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

PSF Avantis Balanced Allocation Portfolio – In the Principal Risks subsection, under “Principal Risks from Holdings in Balanced Allocation Underlying Funds,” Tracking Error Risk is added after Passive Management Risk. The disclosure for this new risk is as follows:

●	Tracking Error Risk: Performance of a Balanced Allocation Underlying Fund that is a passively managed fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Balanced Allocation Underlying Fund’s investments and that index.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Growth Portfolio – Subject to shareholder approval, the following paragraph will be added prior to the last paragraph in the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In addition, in the Principal Risks subsection, Non-Diversification Risk will be added alphabetically.

Small-Cap Growth Portfolio – Effective November 1, 2025, the following changes will be made:

The Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization that falls within the range of companies included in the Russell 2000 Growth Index (which measures the performance of the small-capitalization growth segment of the U.S. equity universe) at the time of investment. As of March 31, 2025, the market capitalization range of the Russell 2000 Growth Index was approximately $1.2 million to $15.4 billion. As of March 31, 2025, the weighted average market capitalization of the Fund was approximately $6.3 billion.

The sub-adviser focuses on investing the Fund’s assets, under normal circumstances, in companies that are considered by the sub-adviser to be positioned for long-term growth (“growth companies”). Growth companies are those that the sub-adviser believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The sub-adviser will also consider the valuation of companies when determining whether to buy and/or sell securities. The sub-adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, when a company is deemed to be misallocating capital, or if a company no longer fits within the Fund’s definition of a small-cap company. If the market capitalization of a company held by the Fund moves outside of the market capitalization range of the Russell 2000 Growth Index, the Fund may, but is not required to, sell the securities.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2024, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector.

The sub-adviser employs a fundamental investment process that considers a wide range of factors, and no one factor or consideration is determinative. The sub-adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process to seek to assess overall business quality and valuation, as well as potential risks. The identification of a risk related to an ESG factor will not necessarily exclude a particular security or sector that, in the sub-adviser’s view, is otherwise suitable and attractively priced for investment, and the sub-adviser may invest in a security or sector without integrating ESG factors or considerations into its fundamental investment process. The relevance of specific traditional fundamental factors and ESG factors to the fundamental investment process varies across asset classes, sectors and strategies. The sub-adviser may utilize data sources provided by third-party vendors and/or engage directly with issuers when assessing the above factors.

The Fund may lend its portfolio holdings to certain financial institutions.

In the Principal Risks subsection, Currency Risk and Foreign (Non-U.S.) Markets Risk will be deleted.

International Equity Plus Bond Alpha Portfolio – In the Principal Investment Strategies section, the third sentence of the sixth paragraph is deleted and replaced with the following:

As of December 31, 2024, the market capitalization range for the Index was approximately $3.2 billion to $384.9 billion.

ESG Portfolios – In the Principal Investment Strategies subsection, the second sentence of the sixth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows: (i) An ESG Underlying Fund must meet a minimum ESG rating set by PLFA using information provided by one or more established third party ESG ratings providers at the time of investment.

Also in the Principal Investment Strategies subsection, the first sentence of the eighth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

PLFA will decide whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to have an ESG focus or meet PLFA’s ESG investment criteria.

Also in the Principal Investment Strategies subsection, the fourth sentence of the eighth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

It is PLFA’s intent and expectation that ESG Underlying Funds that are required to meet PLFA’s minimum rating will meet the minimum rating thresholds almost all of the time.

PSF Avantis Balanced Allocation Portfolio – In the Principal Risks from Holdings in Balanced Allocation Underlying Funds subsection, Tracking Error Risk is added alphabetically.

Disclosure Changes to the About Management section

Effective June 30, 2025, in the table for BlackRock Investment Management, LLC, information regarding Paul Whitehead will be deleted from and the following will be added to the Equity Index, Small-Cap Equity and Small-Cap Index Portfolios subsections:

Matt Waldron, CFA

Managing Director of BlackRock since 2023, US Head of International Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”) since 2022, and served as Head of International Institutional Portfolio Management from 2020 to 2022. Mr. Waldron began his investment career in 1998 and has a BA from the University of Delaware.

Steven White	Director of BlackRock since 2020, Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments since 2024. Mr. White began his investment career in 2005 and has a BA and an MBA from San Diego State University.

Effective November 1, 2025, in the table for Goldman Sachs Asset Management, L.P., the following Small-Cap Growth Portfolio subsection will be added:

SMALL-CAP GROWTH PORTFOLIO
Jessica Katz	Vice President of GSAM and Co-Lead Portfolio Manager of GSAM Fundamental Equity since 2019. Mrs. Katz began her investment career in 2005 and has a BS from Salem State University.

Gregory Tuorto	Managing Director of GSAM and Co-Lead Portfolio Manager of GSAM Fundamental Equity since 2019. Mr. Tuorto began his investment career in 1993 and has a BA from Catholic University and MBA from Monmouth University.

Effective November 1, 2025, in the table for Massachusetts Financial Services Company, doing business as MFS Investment Management, the Small-Cap Growth Portfolio subsection will be deleted. Effective June 1, 2026, information regarding Eric Fischman will be deleted from the Growth Portfolio subsection. In addition, the following is added to the Growth Portfolio subsection:

Tim Dittmer	Portfolio Manager of MFS since 2021. He began his investment career in 2004 and has a BA from University of Notre Dame, and an MBA from the University of Chicago Booth School of Business.

SUPPLEMENT DATED JUNE 23 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective June 30, 2025. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios – In each Management subsection, information regarding Paul Whitehead will be deleted and the following will be added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Matt Waldron, CFA, Managing Director and Portfolio Manager	Since 2025
Steven White, Director and Portfolio Manager	Since 2025

Disclosure Changes to the About Management section

In the table for BlackRock Investment Management, LLC, information regarding Paul Whitehead will be deleted and the following will be added for the PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios:

Matt Waldron, CFA	Managing Director of BlackRock since 2023, US Head of International Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”) since 2022, and served as Head of International Institutional Portfolio Management from 2020 to 2022. Mr. Waldron began his investment career in 1998 and has a BA from the University of Delaware.
Steven White	Director of BlackRock since 2020, Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BlackRock Global Markets & Index Investments since 2024. Mr. White began his investment career in 2005 and has a BA and an MBA from San Diego State University.

SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2025 (the “SAI”) and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Growth Portfolio – An asterisk (*) will be added next to “Growth Portfolio” on the cover, denoting that the Fund is classified as non-diversified.

Small-Cap Growth Portfolio – At a meeting held on June 18, 2025, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Goldman Sachs Asset Management, L.P. (“GSAM”) to serve as the sub-adviser of the Small-Cap Growth Portfolio effective November 1, 2025, replacing MFS Investment Management (“MFS”).

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Growth Portfolio section, the following will be added before the first paragraph.

The Fund is “non-diversified.”

Effective November 1, 2025, the Small-Cap Growth Portfolio section will be deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: mid-capitalization companies; ADRs, EDRs and GDRs; corporate debt obligations; fixed income securities such as government, corporate and bank debt obligations; foreign securities, including emerging market countries; master limited partnerships; real estate investment trusts; custodial receipts and trust certificates; futures contracts and options and swaps on futures contracts; illiquid investments; investment company securities (including ETFs); preferred stock, warrants and stock repurchase rights; repurchase agreements; when-issued securities and forward commitments; non-investment grade securities; and IPOs and companies that only recently began to trade publicly.

For temporary defensive purposes, the Fund may invest extensively in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable credit rating by another nationally recognized statistical rating organization (or, if unrated, determined by the sub-adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, under the “Position(s) with the Trust and Length of Time Served” column in the Interested Persons table, information regarding Trevor T. Smith is deleted and replaced with the following:

Vice President since 6/18/25 and Treasurer since 4/01/18

INFORMATION ABOUT THE MANAGERS

In the Compensation Structures and Methods section, under the BlackRock subsection, all references to Paul Whitehead will be deleted and replaced with Matt Waldron and Steven White effective June 30, 2025.

Also in the Compensation Structures and Methods section, under the MFS subsection, all references to Michael Grossman will be deleted effective November 1, 2025, and all references to Eric Fischman will be deleted effective June 30, 2026. In addition, the following new sentence is added under the benchmarks for the Growth Portfolio:

3. For Tim Dittmer: Russell 1000 Growth Index.

In the Other Accounts Managed section, under BlackRock’s portion of the table, all information regarding Paul Whitehead will be deleted and the following will be added alphabetically effective June 30, 3025:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
BlackRock
Matt Waldron [1]
Registered Investment Companies	279	$2,409,596,903,576	None	N/A
Other Pooled Investment Vehicles	3	$3,593,049,707	None	N/A
Other Accounts	7	$5,983,128,486	None	N/A

Steven White [1]
Registered Investment Companies	279	$2,409,596,903,576	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

1 Other Accounts Managed information as of March 31, 2025.

Also in the Other Accounts Managed section, under GSAM’s portion of the table, the following will be added alphabetically effective November 1, 2025:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
GSAM
Jessica Katz [1]
Registered Investment Companies	4	$2,150,380,182	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Other Accounts	1	$58,829,993	None	N/A

Gregory Tuorto [1]
Registered Investment Companies	5	$2,279,832,325	None	N/A
Other Pooled Investment Vehicles	1	$250,849,269	None	N/A
Other Accounts	8	$654,308,204	None	N/A

1 Other Accounts Managed information as of March 31, 2025.

Also in the Other Accounts Managed section, under MFS’s portion of the table, all information regarding Michael Grossman will be deleted effective November 1, 2025, and all information regarding Eric Fischman will be deleted effective June 30, 2026. In addition, the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
MFS
Tim Dittmer [1]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

1 Other Accounts Managed information as of March 31, 2025.

In the Beneficial Interest of Portfolio Managers section, the following is added after the third sentence:

In addition, under the doctrine of investor control (pursuant to case law and IRS revenue rulings), a portfolio manager who owns a variable insurance product which is invested in a fund that they manage may be determined to become a “control owner” of such assets, which could result in a loss of tax deferral status.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In the Disclosure of Portfolio Holdings section, “Morgan, Lewis & Bockius LLP” is added alphabetically and “Dechert LLP” is removed from the table in the third paragraph.

OTHER INFORMATION

In the Counsel section, the paragraph is deleted and replaced with the following:

Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, NY 10178, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as outside counsel to the Trust.